UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

1.       Name and address of issuer

                  GREAT AMERICAN RESERVE VARIABLE ACCOUNT F
                  11825 N. Pennsylvania Street
                  Carmel, IN  46032

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
         classes):      [   ]

3.       Investment Company Act File Number:
                  811-08483

              Securities Act File Number
                  333-40309


       4(a).  Last day of fiscal year for which this Form is filed:

                  December 31, 1998


       4(b). Check box is this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year).
              (See Instruction A.2)   [      ]


              NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON
                    THE REGISTRATION FEE DUE.


       4(c).  Check box if this is the last time the issuer will be filing this
              Form.   [      ]




       5.     Calculation of registration fee:

       (i)   Aggregate sale price of securities sold during the
       fiscal year pursuant to section 24(f):                                                   117,439,234

       (ii)  Aggregate price of securities redeemed or repurchased
       during the fiscal year:                                                                   22,414,163

       (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October
       11, 1995 that were not previously used to reduce registra-
       tion fees payable to the Commission:                                                               0

       (iv) Total available redemption credits [add Items 5(ii) and
       5(iii):                                                                                   22,414,163

       (v)  Net sales - if Item 5(i) is greater than Item 5(iv)
       [subtract Item 5(iv) from Item 5(i)]:                                                     95,025,071

       (vi)  Redemption credits available for use in future years
       - if Item 5(i) is less than Item 5(iv) [subtract item 5(iv)
       from Item 5(i):                                                                                    0

       (vii)  Multiplier for determining registration fee (See                                      .000278
       Instruction C.9):

       (viii)  Registration fee due [multiply Item 5(v) by Item 5(vii)]
       (enter "0" if no fee is due):                                                                 26,417


6.       Prepaid Shares

           If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): N/A

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: $26,417

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

              Method of delivery:           Wire Transfer to CIK No. 0000928389
              March 29, 1999
                                                              SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:  (Signature and Title)* /s/ Thomas J. Kilian
                            --------------------------
                            Thomas J. Kilian
                            --------------------------
                            President
                            Conseco Variable Insurance Company
                            (Formerly, Great American Reserve Insurance Company) Depositor

Date          March 31, 1999
              ---------------------
    *Please print the name and title of the signing officer below the signature.